Risk Administration (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of risk management [Abstract]
Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Text Block]
The Company’s financial liabilities expiring as of December 31, 2017 and 2016, based on non-discounted contractual cash flows are summarized as follows:

		Contractual flows maturities
As of December 31, 2017	Book value (*)	0 to 3 months	3 months to 1 year	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other financial liabilities no derivative
Bank borrowings	98,510,577	5,159,746	22,871,796	23,799,505	60,322,863	-	112,153,910
Bond payable	72,782,747	1,127,076	4,523,346	18,137,303	19,380,469	48,315,616	91,483,810
Financial leases obligations	17,814,875	354,543	1,034,396	2,552,580	2,551,761	27,644,377	34,137,657
Deposits for return of bottles and containers	13,228,328	-	13,228,328	-	-	-	13,228,328
Sub-Total	202,336,527	6,641,365	41,657,866	44,489,388	82,255,093	75,959,993	251,003,705
Hedgin derivative
Derivative hedge liabilities	10,416,675	10,416,675	-	-	-	-	10,416,675
Liability coverage	1,840,188	698,685	1,142,524	-	-	-	1,841,209
Sub-Total	12,256,863	11,115,360	1,142,524	-	-	-	12,257,884
Total	214,593,390	17,756,725	42,800,390	44,489,388	82,255,093	75,959,993	263,261,589

		Contractual flows maturities
As of December 31, 2016	Book value (*)	0 to 3 months	3 months to 1 year	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other financial liabilities no derivative
Bank borrowings	68,685,959	8,567,124	34,661,755	31,604,772	626,411	-	75,460,062
Bond payable	74,086,739	1,108,143	4,551,720	13,401,920	19,666,590	56,878,538	95,606,911
Financial leases obligations	17,716,869	368,052	1,050,810	2,603,315	2,305,704	28,638,952	34,966,833
Deposits for return of bottles and containers	13,015,723	-	13,015,723	-	-	-	13,015,723
Sub-Total	173,505,290	10,043,319	53,280,008	47,610,007	22,598,705	85,517,490	219,049,529
Hedgin derivative
Derivative hedge liabilities	11,118,676	11,118,676	-	-	-	-	11,118,676
Sub-Total	11,118,676	11,118,676	-	-	-	-	11,118,676
Total	184,623,966	21,161,995	53,280,008	47,610,007	22,598,705	85,517,490	230,168,205

(*) View current and non-current book value in Note 7.